Related Party Balance and Transactions - Schedule of Operating Leases with Related Parties (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Related Party Transaction [Line Items]
Total	$ 3,013,411	$ 384,266
Related party
Related Party Transaction [Line Items]
Total	3,013,411	384,266	$ 4,240,125
Less: operating lease liabilities - related party, current	(2,547,176)	(324,812)	(2,484,415)
Operating lease liabilities - non-current	466,235	59,454	1,755,710
Related party | Trend Up Investment (HK) Limited
Related Party Transaction [Line Items]
Total	$ 3,013,411	$ 384,266	$ 4,240,125